Fair Values (Fair Value - Derivatives) (Details) - Designated as Hedging Instrument [Member] - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	CAD 276	CAD 418
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	475	445
Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	276	418
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	475	445
Fair Value, Net Asset (Liability), Total	(199)	(27)
Fair Value, Measurements, Recurring [Member] | Cash Flow Hedging [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	10	20
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	27	46
Fair Value, Measurements, Recurring [Member] | Cash Flow Hedging [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	10	20
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	4	5
Fair Value, Measurements, Recurring [Member] | Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	23	41
Fair Value, Measurements, Recurring [Member] | Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Measurements, Recurring [Member] | Regulatory Deferral Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	229	210
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	12	64
Fair Value, Measurements, Recurring [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	106	207
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	10
Fair Value, Measurements, Recurring [Member] | Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases.
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	74	1
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	16
Fair Value, Measurements, Recurring [Member] | Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	33	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	6	1
Fair Value, Measurements, Recurring [Member] | Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	9	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	2	37
Fair Value, Measurements, Recurring [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	2
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Regulatory Deferral Hedge [Member] | Interest Rate Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0
Fair Value, Measurements, Recurring [Member] | Held for Trading Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	37	96
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	434	332
Fair Value, Measurements, Recurring [Member] | Held for Trading Hedge [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	(6)	31
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		13
Fair Value, Measurements, Recurring [Member] | Held for Trading Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	4
Fair Value, Measurements, Recurring [Member] | Held for Trading Hedge [Member] | Power swaps and physical contracts [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	17
Fair Value, Measurements, Recurring [Member] | Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	43	65
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	417	315
Fair Value, Measurements, Recurring [Member] | Other Derivatives Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	92
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	2	3
Fair Value, Measurements, Recurring [Member] | Other Derivatives Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	1
Fair Value, Measurements, Recurring [Member] | Other Derivatives Hedge [Member] | Interest Rate Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		92
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	1	3
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	21	58
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	25	35
Fair Value, Net Asset (Liability), Total	(4)	23
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Cash Flow Hedging [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	10	20
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	4	5
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Cash Flow Hedging [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	10	20
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	4	5
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Regulatory Deferral Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	18	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	5	1
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases.
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	8	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	1
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	3	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	1	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Regulatory Deferral Hedge [Member] | Interest Rate Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Held for Trading Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	(7)	38
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	16	29
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Held for Trading Hedge [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	(7)	38
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		15
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Held for Trading Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Held for Trading Hedge [Member] | Power swaps and physical contracts [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	12
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	4	14
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Derivatives Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Derivatives Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Derivatives Hedge [Member] | Interest Rate Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	215	309
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	61	133
Fair Value, Net Asset (Liability), Total	154	176
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Cash Flow Hedging [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	23	41
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Cash Flow Hedging [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	23	41
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Regulatory Deferral Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	210	208
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	7	63
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	106	207
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	10
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases.
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	74	1
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	16
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	25	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	6	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	5	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	1	37
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Regulatory Deferral Hedge [Member] | Interest Rate Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Held for Trading Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	5	9
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	29	26
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Held for Trading Hedge [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	1	1
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Held for Trading Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	4
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Held for Trading Hedge [Member] | Power swaps and physical contracts [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	5
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	4	8
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	24	22
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Derivatives Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	92
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	2	3
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Derivatives Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	1
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Derivatives Hedge [Member] | Interest Rate Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		92
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	1	3
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	40	51
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	389	277
Fair Value, Net Asset (Liability), Total	(349)	(226)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Cash Flow Hedging [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Cash Flow Hedging [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Regulatory Deferral Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	1	2
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Regulatory Deferral Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Regulatory Deferral Hedge [Member] | Derivative instrument whose primary underlying risk is tied to commodity prices for coal purchases.
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Regulatory Deferral Hedge [Member] | Natural gas purchases and sales [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	1	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	2
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Regulatory Deferral Hedge [Member] | Interest Rate Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Held for Trading Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	39	49
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	389	277
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Held for Trading Hedge [Member] | Power swaps [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	(8)
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability		(2)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Held for Trading Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Held for Trading Hedge [Member] | Power swaps and physical contracts [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	39	57
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	389	279
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other Derivatives Hedge [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other Derivatives Hedge [Member] | Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other Derivatives Hedge [Member] | Interest Rate Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Asset		0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	CAD 0	CAD 0